Income Taxes - Reconciliation Between Federal Statutory Rate and Effective Income Tax Rate (Detail)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
United States Federal Statutory Rate		35.00%		35.00%	35.00%
State income taxes (net of Federal benefits)		6.50%		(1.00%)	3.30%
Foreign income taxes		1.20%		(0.30%)	(0.90%)
Expenses of Compass Group Diversified Holdings, LLC representing a pass through to shareholders	[1]	29.10%		2.30%	1.60%
Effect of (gain) loss on equity method investment	[1]	(6.60%)		(1.40%)	0.00%
Effect of deconsolidation of subsidiary		(0.00%)	[2]	(33.60%)	(0.00%)
Effect of supplemental put expense (reversal)	[3]	0.00%		0.00%	(17.60%)
Impact of subsidiary employee stock options		1.30%		0.00%	0.00%
Domestic production activities deduction		(3.20%)		(0.30%)	(1.90%)
Non-deductible acquisition costs		0.00%		0.10%	0.00%
Non-recognition of NOL carryforwards at subsidiaries		(6.10%)		0.50%	0.00%
Other		5.30%		0.50%	3.00%
Effective income tax rate		62.50%		1.80%	22.50%

[1]	The effective income tax rate for each of the years presented includes losses at the Company’s parent, which is taxed as a partnership.
[2]	The effective income tax rate for the year ended December 31, 2014 includes a significant gain at the Company's parent related to the deconsolidation of FOX in July 2014.
[3]	The effective income tax rate for the year ended December 31, 2013 includes a gain at our parent related to the termination of the Supplemental Put Agreement in July 2013.